SUBSEQUENT EVENTS (Details)			1 Months Ended	9 Months Ended
	Nov. 07, 2024 USD ($)	Nov. 06, 2024 USD ($)	Jan. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Nov. 01, 2024 USD ($) extension loan	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Loans held at carrying value, outstanding principal				$ 97,547,112		$ 0
Loans held for investments aggregate commitments				121,600,000		$ 0
Loans held at carrying value, outstanding principal fundings				$ 122,500,000
Secure Mezzanine Loan, Maturing January 2025
Subsequent Event [Line Items]
Loans held for investments aggregate commitments			$ 28,200,000
Percentage of ownership			50.00%
Secure Mezzanine Loan, Maturing May 2027
Subsequent Event [Line Items]
Loans held for investments aggregate commitments			$ 20,700,000
Interest rate			13.00%
Discount rate			1.00%
Percentage of ownership			50.00%
Purchase price			$ 20,400,000
Unfunded commitment			7,500,000
Affiliated Entity | Secure Mezzanine Loan, Maturing January 2025
Subsequent Event [Line Items]
Loans held at carrying value, outstanding principal			56,400,000
Loans held for investments aggregate commitments			28,200,000
Affiliated Entity | Secure Mezzanine Loan, Maturing May 2027
Subsequent Event [Line Items]
Loans held at carrying value, outstanding principal			56,400,000
Loans held for investments aggregate commitments			20,700,000
Unfunded commitment			$ 15,000,000
Secured Overnight Financing Rate (SOFR) | Secure Mezzanine Loan, Maturing January 2025
Subsequent Event [Line Items]
Interest rate			15.31%
Base Rate | Secure Mezzanine Loan, Maturing January 2025
Subsequent Event [Line Items]
Interest rate			2.42%
Subsequent Event | Condominium | FLORIDA
Subsequent Event [Line Items]
Loans held for investments aggregate commitments					$ 30,000,000
Loans held at carrying value, outstanding principal fundings	$ 3,600,000
Subsequent Event | Condominium | FLORIDA | Whole Loan
Subsequent Event [Line Items]
Discount rate	1.00%
Receivable with imputed interest, term	26 months
Number of extension terms | extension					2
Extension term	6 months
Subsequent Event | Condominium | FLORIDA | A-Notes
Subsequent Event [Line Items]
Loans held for investments aggregate commitments					$ 62,400,000
Number of loans held for investment | loan					2
Subsequent Event | Condominium | FLORIDA | B-Notes
Subsequent Event [Line Items]
Loans held for investments aggregate commitments					$ 33,600,000
Number of loans held for investment | loan					2
Subsequent Event | Condominium | FLORIDA | Affiliated Entity
Subsequent Event [Line Items]
Loans held at carrying value, outstanding principal					$ 96,000,000
Loans held for investments aggregate commitments					60,000,000
Loans held at carrying value, outstanding principal fundings	$ 7,200,000
Subsequent Event | Condominium | FLORIDA | Nonrelated Party
Subsequent Event [Line Items]
Loans held for investments aggregate commitments					6,000,000.0
Loans held at carrying value, outstanding principal fundings	$ 700,000
Subsequent Event | Condominium | FLORIDA | Nonrelated Party | B-Notes
Subsequent Event [Line Items]
Loans held for investments aggregate commitments					$ 6,000,000
Subsequent Event | Secured Overnight Financing Rate (SOFR) | Condominium | FLORIDA | A-Notes
Subsequent Event [Line Items]
Interest rate	4.75%
Subsequent Event | Secured Overnight Financing Rate (SOFR) | Condominium | FLORIDA | B-Notes
Subsequent Event [Line Items]
Interest rate	11.00%
Subsequent Event | Base Rate | Condominium | FLORIDA | A-Notes
Subsequent Event [Line Items]
Interest rate	4.75%
Subsequent Event | Base Rate | Condominium | FLORIDA | B-Notes
Subsequent Event [Line Items]
Interest rate	4.75%
Subsequent Event | Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Revolving credit loan commitment		$ 50,000,000
Increase limit		$ 200,000,000
Increase in interest rate		0.25%
Agent fee		$ 75,000
Loan fee payable		0.25%
Commencement of unused capacity, commitment fee percentage payable		6 months
Unused line fee percentage		0.25%
Subsequent Event | Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Basis spread on variable interest rate		2.75%
Subsequent Event | Revolving Credit Facility | Line of Credit | Base Rate
Subsequent Event [Line Items]
Basis spread on variable interest rate		2.63%